Bahl & Gaynor Small Cap Dividend ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 3.5%
New York Times Co. - Class A	55,886	$4,679,335

Consumer Discretionary - 9.3%
Gildan Activewear, Inc.	128,566	7,154,698
Installed Building Products, Inc.	4,533	1,201,925
Texas Roadhouse, Inc.	25,485	4,208,593
		12,565,216

Consumer Staples - 2.6%
Interparfums, Inc.	24,416	2,217,949
Marzetti Co.	9,178	1,269,593
		3,487,542

Energy - 2.3%
DT Midstream, Inc.	23,361	3,146,026

Financials - 11.5%
Evercore, Inc. - Class A	16,552	4,940,937
First Financial Bancorp	56,959	1,588,017
Reinsurance Group of America, Inc.	16,627	3,394,568
Victory Capital Holdings, Inc. - Class A	85,643	5,607,904
		15,531,426

Health Care - 18.7%
Chemed Corp.	12,161	4,593,696
Encompass Health Corp.	21,791	2,107,843
Ensign Group, Inc.	55,220	11,126,830
LeMaitre Vascular, Inc.	37,979	4,146,167
US Physical Therapy, Inc.	43,764	3,280,550
		25,255,086

Industrials - 31.5% (a)
AAON, Inc.	15,888	1,314,732
Applied Industrial Technologies, Inc.	10,117	2,684,242
Armstrong World Industries, Inc.	12,200	2,010,560
BWX Technologies, Inc.	23,681	4,842,528
Curtiss-Wright Corp.	12,712	8,658,398
Enpro, Inc.	23,755	5,954,191
Federal Signal Corp.	61,560	6,657,098
MSA Safety, Inc.	32,855	5,386,577
Tetra Tech, Inc.	164,976	4,969,077
		42,477,403

Information Technology - 6.1%
Badger Meter, Inc.	5,166	787,040
Littelfuse, Inc.	18,019	6,114,748
Silicon Motion Technology Corp. - ADR	12,283	1,379,258
		8,281,046

Materials - 5.3%
AptarGroup, Inc.	24,435	3,079,299
Balchem Corp.	24,261	4,111,754
		7,191,053

Real Estate - 6.0%
American Healthcare REIT, Inc.	133,560	6,298,690
Terreno Realty Corp.	29,980	1,841,371
		8,140,061

Utilities - 3.1%
Chesapeake Utilities Corp.	33,113	4,184,490
TOTAL COMMON STOCKS (Cost $116,507,045)		134,938,684

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 0.0% (b)	Par	Value
3.60%, 06/25/2026 (c)	$22,000	21,814
3.56%, 07/02/2026 (c)	64,000	63,411
TOTAL U.S. TREASURY BILLS (Cost $85,237)		85,225

TOTAL INVESTMENTS - 99.9% (Cost $116,592,282)		135,023,909
Other Assets in Excess of Liabilities - 0.1%		75,535
TOTAL NET ASSETS - 100.0%		$135,099,444

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Represents less than 0.05% of net assets.
(c)	The rate shown is the annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Bahl & Gaynor Small Cap Dividend ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$134,938,684	$–	$–	$134,938,684
U.S. Treasury Bills	–	85,225	–	85,225
Total Investments	$134,938,684	$85,225	$–	$135,023,909

Refer to the Schedule of Investments for further disaggregation of investment categories.